Inventories (Tables)	3 Months Ended
Nov. 30, 2013
Inventories [Abstract]
Schedule of Inventories	Inventories at August 31, 2012 and 2013 consisted of the following:
	August 31, 2012	August 31, 2013
Work in process	$264	$20
Finished goods	577	-

Total inventories	$841	$20